Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 118,000	$ 10,798,995	$ 867,738
Accounts receivable, net	109,000	27,275
Inventory, net	306,000	0
Prepaid expenses and other current assets	535,000	1,174,930	497,054
Current assets of discontinued operations	0	497,453	550,858
Total current assets	1,068,000	12,498,653	1,915,650
Property and equipment, net of accumulated depreciation	1,717,000	1,433,938	21,589
Intangible assets and other assets, net	5,927,000	6,340,906	6,340,906
Total assets	8,712,000	20,273,497	8,278,145
Current liabilities:
Current debt	3,461,000	6,730,861	56,911
Accounts payable	1,725,000	1,887,189	1,059,901
Accrued expenses	913,000	918,360	784,573
Deferred revenue	135,000	55,400
Current liabilities of discontinued operations	0	19,637	41,133
Total current liabilities	6,234,000	9,611,447	1,942,518
Long-term debt			7,290,881
Deferred tax liability	2,337,000	2,500,000	2,500,000
Warrant liability	6,973,000	13,087,000	8,171,518
Derivative liability	1,293,000	533,549	2,120,360
Other long-term liabilities	287,000	142,002	255,606
Total liabilities	17,124,000	25,873,998	22,280,883
Commitments
Shareholders' deficit:
Common stock, value	99,000	95,678	20,376
Common stock-subscription receivable	(550,000)	(550,020)
Additional paid-in capital	44,896,000	43,734,339	2,437,893
Accumulated deficit during development stage	(52,857,000)	(48,880,498)	(17,531,157)
Total shareholders' deficit	(8,412,000)	(5,600,501)	(15,072,888)
Total liabilities, preferred stock and shareholders' deficit	8,712,000	20,273,497	8,278,145
Series A Preferred Stock
Current liabilities:
Preferred stock	0	0	1,280,150
Series B Preferred Stock
Current liabilities:
Preferred stock	0
Preferred stock series B, $0.001 par value; subscription receivable			(210,000)
Series D Preferred Stock
Current liabilities:
Preferred stock	0
Series E Preferred Stock
Current liabilities:
Preferred stock	$ 0	$ 0